PUTNAM NEW YORK TAX EXEMPT INCOME FUND
               PUTNAM NEW YORK TAX EXEMPT OPPORTUNITIES FUND
               PUTNAM NEW YORK TAX EXEMPT MONEY MARKET FUND

                Prospectus supplement dated March 25, 1996
                   to Prospectus dated February 1, 1996

The second sentence in the first paragraph under the heading
"Limiting investment risk" on page 22 of the prospectus is replaced with the following:

These restrictions prohibit a fund from acquiring more than 10% of the voting securities of any one issuer.*


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